Property, plant and equipment - Schedule of Plant, Property and Equipment (Details) - USD ($) $ in Thousands	Dec. 31, 2024	Dec. 31, 2023
Property, Plant and Equipment [Line Items]
Cost	$ 11,176,299	$ 10,463,033
Accumulated depreciation	1,726,204	1,336,260
Net book value	9,450,095	9,126,773
Land
Property, Plant and Equipment [Line Items]
Cost	117,700	118,295
Accumulated depreciation	0	0
Net book value	117,700	118,295
Utility plant
Property, Plant and Equipment [Line Items]
Cost	10,366,245	9,330,075
Accumulated depreciation	1,596,778	1,204,155
Net book value	8,769,467	8,125,920
Utility plant | Construction-in-progress
Property, Plant and Equipment [Line Items]
Cost	426,170	736,173
Accumulated depreciation	0	0
Net book value	426,170	736,173
Hydro: generation facilities and other
Property, Plant and Equipment [Line Items]
Cost	258,631	272,498
Accumulated depreciation	129,426	132,105
Net book value	129,205	140,393
Hydro: generation facilities and other | Construction-in-progress
Property, Plant and Equipment [Line Items]
Cost	7,553	5,992
Accumulated depreciation	0	0
Net book value	$ 7,553	$ 5,992